Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Alight Series Trust
Entity Central Index Key	0001065899
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Alight Money Market Fund Administrative Shares - HEWXX
Shareholder Report [Line Items]
Fund Name	Alight Money Market Fund
Class Name	Administrative Shares
Trading Symbol	HEWXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Alight Money Market Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of the Master Investment Portfolio (“MIP”). You can find additional information about the Fund at
www.alightfinancialsolutions.com
or by calling 1-800-890-3200.
Additional Information Phone Number	1-800-890-3200
Additional Information Website	www.alightfinancialsolutions.com
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,
000
investment)

Class name	Costs of a $10,000 investment	Cost paid as a percentage of a $10,000 investment

Administrative Shares	$41 (a)	0.81% (a)
(a)
Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

Expenses Paid, Amount	$ 41	[1]
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 842,087,557
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 418,632
Additional Fund Statistics [Text Block]	Key Fund statistics

Net Assets	$842,087,557

Number of Portfolio Holdings	1

Net Investment Advisory Fees	$418,632

[1]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.